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                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                              601 Congress Street
                             Boston, MA 02210-2805

August 22, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:   John Hancock Life Insurance Company of New York Separate Account A
      Registration Statement on Form N-4 (File No. 333-     )
                                                       -----

Ladies  and  Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred variable annuity contract ("Venture(R) Opportunity A-Series Variable Annuity Contract") to be issued by the Company.

     An additional pre-effective amendment will be filed on or before October 31, 2011, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very  truly  yours,

/s/  Thomas  J.  Loftus
---------------------------------
Thomas  J.  Loftus
Senior  Counsel - Annuities